                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                         SUPPLEMENT DATED MARCH 4, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                (INVESTOR SERIES)
                             DATED FEBRUARY 1, 2005

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                         SUPPLEMENT DATED MARCH 4, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                             DATED FEBRUARY 1, 2005

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued by Merrill Lynch Life Insurance Company ("MLLIC"). Please retain this supplement with your Prospectus for your reference.

MLLIC is offering a promotional program with promotional rates for XC Class Contracts issued on or after March 4, 2005 (the "promotional period"). These promotional rates only apply to XC Class Contracts issued during the promotional period and any subsequent premium payments received during the promotional period. The promotional rates are as follows:

            ---------------------------------------------------------------------------------------------------------
            Tier         If the Cumulative Premium Payments Are:  The Current Bonus           The Promotional Rate
                                                                  Percentage Is:              Is:
            ---------------------------------------------------------------------------------------------------------
            1            Less than or equal to $25,000            4.5%                        5.0%
            ---------------------------------------------------------------------------------------------------------
            2            Greater than $25,000 but less than or    4.5%                        5.5%
                         equal to $125,000
            ---------------------------------------------------------------------------------------------------------
            3            Greater than $125,000 but less than or   4.5%                        5.5%
                         equal to $500,000
            ---------------------------------------------------------------------------------------------------------
            4            Greater than $500,000 but less than or   5.5%                        5.5%
                         equal to $1,000,000
            ---------------------------------------------------------------------------------------------------------
            5            Greater than $1,000,000                  5.5%                        5.5%
            ---------------------------------------------------------------------------------------------------------

MLLIC reserves the right to terminate or change these promotional rates or the promotional period at any time. To determine if promotional rates are still in effect, please contact the Service Center.

MLLIC will apply the promotional rate to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's promotional rate. These amounts are added together to determine the bonus amount applicable to a premium payment. A premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000. If an initial premium payment is less than or equal to $25,000, any subsequent premium payment that results in cumulative premium payments being greater than $25,000 will receive a promotional rate of 5.5% on the full amount of that subsequent premium payment, instead of 5.0%.

Once a promotional program ends, cumulative premium payments will include any premiums paid during the promotional period to determine the applicable current bonus percentage. For more information on the bonus payment and recapture, please see your Prospectus. Promotional rates are subject to state availability.

                                 *     *     *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.